SCHEDULE OF AMORTIZATION OF FINITE-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible assets, Estimated useful lives	1 year
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible assets, Estimated useful lives	10 years
License [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible assets, Estimated useful lives	6 years